Operations and Principal Activities	12 Months Ended
Dec. 31, 2025
Operations and Principal Activities
Operations and Principal Activities

1.    Operations and Principal Activities

(a)Principal activities

Zhihu Inc., (the “Company” or “Zhihu”), previously known as Zhihu Technology Limited, was incorporated in the Cayman Islands on May 17, 2011 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company, through its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) is primarily engaged in the operation of one online content community which monetizes through paid membership services, marketing services and other services in the People’s Republic of China (the “PRC” or “China”). In March 2021, the Company completed its initial public offering (the “IPO”) on the New York Stock Exchange in the United States of America. In April 2022, the Company successfully listed its Class A ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (the “HKEX”).

As of December 31, 2025, the Company’s major subsidiaries, VIEs and major VIEs’ subsidiaries are as follows:

Place and year of
	Incorporation/acquisition	Principal activities
Major Subsidiaries
Zhihu Technology (HK) Limited	Hong Kong, 2011	Investment holding in Hong Kong
Zhizhe Sihai (Beijing) Technology Co., Ltd.	PRC, 2012	Technology, business support and consulting service in the PRC
Beijing Zhihu Network Technology Co., Ltd.	PRC, 2018	Information and marketing service in the PRC
Shanghai Zhishi Technology Co., Ltd.	PRC, 2021	Technology and consulting service in the PRC
Wuhan Zhihu Network Technology Co., Ltd.	PRC, 2024	Information and marketing service in the PRC
Wuhan Bofeng Technology Co., Ltd.	PRC, 2023	Technology and consulting service in the PRC

VIEs
Beijing Zhizhe Tianxia Technology Co., Ltd.	PRC, 2011	Internet service in the PRC
Shanghai Pinzhi Education Technology Co., Ltd.	PRC, 2021	Vocational training in the PRC
Wuhan Xinyue Network Technology Co., Ltd.	PRC, 2023	Information and consulting service in the PRC

Major VIEs’ subsidiaries
Beijing Leimeng Shengtong Cultural Development Co., Ltd.	PRC, 2017	Audio-Visual Permit holder in the PRC
Wuhan Zhibo Wenshuo Technology Co., Ltd.	PRC, 2023	Internet service in the PRC

(b)VIE arrangements between the Company’s PRC subsidiaries

The Company, through Zhizhe Sihai (Beijing) Technology Co., Ltd. (“Zhizhe Sihai”), Shanghai Zhishi Technology Co., Ltd. and Wuhan Bofeng Technology Co., Ltd. (“WFOEs”), entered into the following contractual arrangements with Beijing Zhizhe Tianxia Technology Co., Ltd. (“Zhizhe Tianxia”), Shanghai Pinzhi Education Technology Co., Ltd. and Wuhan Xinyue Network Technology Co., Ltd. (“VIEs”) and their shareholders, respectively, that enabled the Company to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) bear the risks and enjoy the rewards normally associated with ownership of the VIEs. Accordingly, WFOEs have a controlling financial interest in the VIEs and are considered the primary beneficiary of the VIEs. As such, the financial results of operations, assets and liabilities of the VIEs were included in the Group’s consolidated financial statements.

1.    Operations and Principal Activities (Continued)

(b)VIE arrangements between the Company’s PRC subsidiaries (Continued)

The following is a summary of the contractual agreements entered into by and among the WFOEs, the VIEs and their shareholders:

i) Contracts that give the Company effective control of the VIEs

Exclusive Share Option Agreements. Pursuant to the exclusive share option agreements among the WFOEs, the VIEs and the VIEs’ shareholders, each of the shareholders of the relevant VIE irrevocably granted the relevant WFOE an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of his or her equity interests in the relevant VIE, and the purchase price shall be RMB10 or the price permitted by applicable the PRC law. The shareholders of the VIEs undertake that, without the prior written consent of the WFOEs, they will not, among other things, (i) change VIEs’ registered capital, (ii) merge VIEs with any other entity, (iii) sell, transfer, mortgage, or dispose of VIEs’ assets, or (iv) amend VIEs’ articles of association. The exclusive share option agreements will remain effective unless the WFOEs terminate these agreements with written request or other circumstances mentioned therein take place. The agreements amongst the VIEs, the relevant subsidiaries and VIEs’ shareholders that provide the Company’s effective control over these VIEs contain substantially the same terms, except that contract termination date and materiality threshold for the corporate actions that require WFOEs’ consent vary.

Shareholders Voting Proxy Agreements. Pursuant to the shareholders voting proxy agreement, each shareholder of the relevant VIE irrevocably authorized the relevant WFOE to act on his or her respective behalf as proxy attorney, to exercise the voting and management rights of shareholders concerning all the equity interests held by each of them in the VIEs, including but not limited to voting rights, rights of operation and management, and all other rights as shareholders under the articles of association of the VIEs. The agreements amongst the VIEs, the relevant subsidiaries and VIEs’ shareholders that provide the Company effective control over these VIEs contain substantially the same terms, except that contract termination date varies.

Equity Interest Pledge Agreements. Pursuant to the equity interest pledge agreements, the shareholders pledge 100% of their equity interests in the VIEs to the WFOEs to guarantee the performance by the VIEs and their shareholders of their obligations under the exclusive business cooperation agreement, the exclusive share option agreements and the shareholders voting proxy agreement. In the event of a breach by the VIEs or any shareholder of contractual obligations under the equity interest pledge agreement, the WFOEs, as pledgee, will have the right to dispose of the pledged equity interests in the VIEs and will have priority in receiving the proceeds from such disposal. The shareholders of the VIEs agree that, without the WFOEs’ prior written consent, during the term of the equity interest pledge agreements, they will not dispose of, create, or allow any encumbrance on the pledged equity interests. The agreements amongst the VIEs, the relevant subsidiaries and VIEs’ shareholders that provide the Company effective control over these VIEs contain substantially the same terms, except that contract termination date varies.

Spousal Consent Letters. Spouses of shareholders of the VIEs have each signed the spousal consent letter. Each signing spouse of the relevant shareholder unconditionally and irrevocably agreed that the equity interests in the VIEs held by and registered in the name of such shareholder be disposed of in accordance with the equity interest pledge agreements, the exclusive share option agreements, the shareholders voting proxy agreements, and the exclusive business cooperation agreements, and that such shareholder may perform, amend or terminate such agreements without any additional consent of his or her spouse. Additionally, the signing spouses agreed not to assert any rights over the equity interests in the VIEs held by the shareholders. In addition, in the event that the signing spouses obtain any equity interests in the VIEs held by the shareholders for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

Loan agreements. Pursuant to the loan agreements, Zhizhe Sihai has granted interest-free loans to the equity holders of Zhizhe Tianxia, with the sole purpose of providing funds necessary for the equity holders to make capital injections to Zhizhe Tianxia. The term of the loans is indefinite and Zhizhe Sihai has the right, at its own discretion, to shorten the term of the loans if necessary. In the consolidated financial statements, these loans are eliminated with the capital of Zhizhe Tianxia during consolidation.

1.    Operations and Principal Activities (Continued)

(b)VIE arrangements between the Company’s PRC subsidiaries (Continued)

i) Contracts that give the Company effective control of the VIEs (Continued)

Minority Investment in Zhizhe Tianxia

In April 2024, Beijing Radio and Television Station, or BRTS, made an investment of RMB0.2 million in Zhizhe Tianxia for 1% of Zhizhe Tianxia’s enlarged registered capital. Such third-party minority stake holder is entitled to customary economic rights in proportion to its equity ownership, and certain minority shareholder rights such as the right to appoint a director to Zhizhe Tianxia’s three-member board of directors, and veto rights over certain matters.

The third-party minority stake holder is not a party to the contractual arrangements mentioned above that are currently in effect among Zhizhe Sihai, Zhizhe Tianxia, and other shareholders of Zhizhe Tianxia. As such, despite the fact that the Company is still able to enjoy economic benefits and exercise effective control over Zhizhe Tianxia and its subsidiaries, the Company is not able to purchase or have the third-party minority stake holder pledge its 1% equity interests in Zhizhe Tianxia in the same manner as agreed under existing contractual arrangements, nor is it granted the authorization of voting rights over these 1% equity interests. The Company believes Zhizhe Sihai, the wholly-owned PRC subsidiary, still is the primary beneficiary of Zhizhe Tianxia for accounting purpose as it continues to have a controlling financial interest in Zhizhe Tianxia pursuant to ASC 810-10-25-38A after the issuance of such 1% equity interests.

ii)Contracts that enable the Company to receive substantially all of the economic benefits from the VIEs

Exclusive business cooperation agreements. Each VIE has entered into an exclusive business cooperation agreement with the relevant WFOE, pursuant to which the WFOE provides exclusive services to the VIEs. In exchange, the VIEs pay a service fee to the WFOEs, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOEs, resulting in a transfer of substantially all of the profits from the VIEs to the WFOEs. The agreements amongst the VIEs, the relevant subsidiaries and VIE’s shareholders provide the Company’s right to receive substantially all of the economic benefits from the VIEs, except that contract termination date varies.

iii) Risks in relation to VIE structure

Part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

1.    Operations and Principal Activities (Continued)

(b)VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii)Risks in relation to VIE structure (Continued)

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which took effect on January 1, 2020. Along with the Foreign Investment Law, the Implementing Rules of Foreign Investment Law promulgated by the State Council and the Interpretation of the Supreme People’s Court on Several Issues Concerning the Application of the Foreign Investment Law promulgated by the Supreme People’s Court became effective on January 1, 2020. However, uncertainties still exist in relation to further application and improvement of the Foreign Investment Law and its current implementation and interpretation rules. The Foreign Investment Law and its current implementation and interpretation rules do not explicitly classify whether variable interest entities that are controlled through contractual arrangements would be deemed as foreign-invested enterprises if they are ultimately “controlled” by foreign investors. However, it has a catch-all provision under the definition of “foreign investment” that includes investments made by foreign investors in China through other means as provided by laws, administrative regulations, or the State Council. Therefore, it still leaves leeway for future laws, administrative regulations, or provisions of the State Council to provide for contractual arrangements as a form of foreign investment. Therefore, there can be no assurance that the Group’s control over the variable interest entities through contractual arrangements will not be deemed as a foreign investment in the future. Furthermore, if future laws, administrative regulations or provisions mandate further actions to be taken by companies with respect to existing contractual arrangements, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. Failure to take timely and appropriate measures to cope with any of these or similar regulatory compliance challenges could materially and adversely affect the Group’s current corporate structure and business operations.

If the Group is found in violation of any PRC laws or regulations or if the contractual arrangements among WFOEs, VIEs and their nominee shareholders are determined as illegal or invalid by any PRC court, arbitral tribunal or regulatory authorities, the relevant governmental authorities would have broad discretion in dealing with such violation, including, without limitation:

●	revoke the agreements constituting the contractual arrangements;
●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict operations;
●	restrict the Group’s right to collect revenue;
●	restrict or prohibit the Group’s use of the proceeds from the public offering to fund the Group’s business and operations in China;
●	shut down all or part of the Group’s websites, apps or services;
●	levy fines on the Group or confiscate the proceeds that they deem to have been obtained through non-compliant operations;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff, and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

1.    Operations and Principal Activities (Continued)

(b)VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii)Risks in relation to VIE structure (Continued)

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s businesses. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of the VIE (through its equity interests in its subsidiaries) or the right to receive their economic benefits, the Group will no longer be able to consolidate the VIEs and their subsidiaries, if any. In the opinion of management, each agreement of the contractual arrangements between the WFOEs, the VIEs, and their equity holders governed by PRC law is valid, binding, and enforceable in accordance with their terms, subject to enforceability to applicable bankruptcy, insolvency, moratorium, reorganization, and similar laws affecting creditors’ rights generally, the discretion of the government authorities in exercising their authority in connection with the interpretation and implementation thereof, and the application of the PRC laws and policies thereto, and general equity principles; and each such agreement does not violate any applicable and explicit PRC law currently in effect. There may be, however, uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Therefore, there is no assurance that relevant PRC authorities will not ultimately take a contrary view.

The following consolidated financial information of the Group’s VIEs and their subsidiaries as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	496,891	368,887
Short-term investments	5,624	54,801
Restricted cash	900	1,078
Trade receivables	70,894	77,203
Amounts due from related parties	11,062	14,348
Amounts due from Group companies	47,479	42,107
Prepayments and other current assets	86,390	55,073
Non-current assets:
Property and equipment, net	456	624
Intangible assets, net	41,542	18,791
Goodwill	103,514	—
Right-of-use assets	2,320	6,306
Other non-current assets	378	919
Total assets	867,450	640,137

Current liabilities:
Accounts payable and accrued liabilities	208,525	154,411
Salary and welfare payables	13,111	6,840
Taxes payable	4,885	4,751
Contract liabilities	195,507	159,173
Amounts due to related parties	2,586	1,312
Amounts due to Group companies(a)	390,742	379,300
Short-term lease liabilities	2,063	2,832
Other current liabilities	22,159	27,588
Non-current liabilities:
Long-term lease liabilities	85	2,903
Deferred tax liabilities	4,595	—
Other non-current liabilities	3,957	4,650
Total liabilities	848,215	743,760

1.    Operations and Principal Activities (Continued)

(b)VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii)Risks in relation to VIE structure (Continued)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Inter-company revenues	485	569	4,674
Third-party revenues	2,445,830	2,296,096	1,888,975
Inter-company cost(a)	(804,488)	(721,936)	(701,878)
Third-party cost	(845,458)	(701,990)	(558,886)
Gross Profit	796,369	872,739	632,885
Operating expenses(a)	(847,972)	(897,583)	(770,968)
Other income	20,302	26,664	2,266
(Loss)/Income before income tax	(31,301)	1,820	(135,817)
Income tax (expenses)/benefits	(7,070)	6,453	4,525
Net (loss)/income	(38,371)	8,273	(131,292)
Net loss/(income) attributable to noncontrolling interests	1,758	(946)	2,260
Net (loss)/income attributable to the Company	(36,613)	7,327	(129,032)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Purchases of goods and services from Group companies(a)	(878,010)	(696,877)	(626,872)
Other operating activities with Group companies	—	—	4,242
Operating activities with external parties	1,093,734	722,064	768,732
Net cash provided by operating activities	215,724	25,187	146,102
Purchases of short-term investments	(431,000)	(1,202,944)	(2,807,713)
Proceeds of maturities of short-term investments	387,014	1,286,977	2,765,045
Investing activities with Group companies	—	—	6,376
Other investing activities with external parties	(63,862)	11,594	(349)
Net cash (used in)/provided by investing activities	(107,848)	95,627	(36,641)
Capital contribution from shareholders	—	18,342	—
Financing activities with Group companies	—	—	(237,287)
Net cash provided by/(used in) financing activities	—	18,342	(237,287)
Net increase/(decrease) in cash, cash equivalents and restricted cash	107,876	139,156	(127,826)
Cash, cash equivalents and restricted cash at beginning of the year	250,759	358,635	497,791
Cash, cash equivalents and restricted cash at end of the year	358,635	497,791	369,965
(a)	The VIEs have incurred RMB857.4 million, RMB670.6 million and RMB686.2 million in fees related to services provided by the WFOEs and WFOEs concurrently recognized the same amounts as revenues for the years ended December 31, 2023, 2024 and 2025, respectively. In 2023, 2024, and 2025, the total amount of such service fees that VIEs paid to the relevant WFOEs under the relevant agreements was RMB834.5 million, RMB695.9 million and RMB595.4 million, respectively. Unsettled balance of such transactions was RMB136.2 million and RMB270.3 million as of December 31, 2024 and 2025, respectively.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs and their subsidiaries. Therefore, the Company considers that there are no assets in the VIEs and their subsidiaries that can be used only to settle obligations of the VIEs and their subsidiaries, except for the registered capital of the VIEs and their subsidiaries amounting to approximately RMB41.6 million and RMB41.5 million as of December 31, 2024 and 2025, respectively. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs and their subsidiaries. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs.

1.    Operations and Principal Activities (Continued)

(c)Liquidity

The Group incurred net losses of RMB839.5 million, RMB169.0 million and RMB195.2 million for the years ended December 31, 2023, 2024 and 2025, respectively. Net cash used in operating activities was RMB415.5 million, RMB280.2 million and RMB363.6 million for the years ended December 31, 2023, 2024 and 2025, respectively. Accumulated deficit was RMB8,877.9 million and RMB9,071.0 million as of December 31, 2024 and 2025, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. In March 2021, with the completion of its initial public offering on New York Stock Exchange, the Group received net proceeds of RMB4,838.2 million. In April 2021, the underwriters exercised their option to purchase additional American depositary shares (“ADSs”) and the Company received net proceeds of RMB15.1 million. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses. As of December 31, 2024 and 2025, the Group had RMB3,999.2 million and RMB3,369.2 million of cash and cash equivalents, RMB320.1 million and RMB240.0 million of current and non-current term deposits, RMB538.8 million and RMB840.9 million of short-term investments and RMB0.9 million and RMB1.1 million of restricted cash, respectively. As of December 31, 2024 and 2025, the Group had RMB3,960.0 million and RMB3,463.6 million of net current assets respectively. Based on the above considerations, the Group believes the cash and cash equivalents, term deposits and short-term investments are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the issuance of the consolidated financial statements. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.